ACCOUNTS RECEIVABLE (Table)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Table
Schedule of accounts receivable

Accounts receivable, net of allowances for sales returns and doubtful accounts, consisted of the following:

	December 31, 2017	December 31, 2016

Trade accounts receivable	$4,364	$7,049
Less allowances	-	-
Total accounts receivable, net	$4,364	$7,049